ROBIN S. YONIS
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949) 719-0804
Email: Robin.Yonis@PacificLife.com
April 9, 2009
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Life Funds (File Nos. 33-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This Post-Effective Amendment is being filed for the purpose of changing the manager for the PL Large-Cap Growth Fund.
Certain information that was not available at the time of this filing (e.g. number of accounts, other accounts managed, beneficial interest of Trustees, Trustee compensation, advisory fees paid), together with the financial information, will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, this Post-Effective Amendment is scheduled to become effective 60 (sixty) days after filing. No fees are required in connection with this filing. Please call me at the above number or Anthony H. Zacharski at (860) 524-3937 with any questions or comments regarding the attached.
Sincerely,
/s/ Robin S. Yonis

cc:	Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)